Stratus Government Securities Portfolio
Fund Summary – Stratus Government Securities Portfolio
Investment Objective
The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Stratus Government Securities Portfolio Retail Class A Shares, Stratus Government Securities Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)		3.00%
Maximum Deferred Sales Charge		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none
Redemption Fee		none
Exchange Fee	[1]
[1]	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Portfolio Operating Expenses		Stratus Government Securities Portfolio Retail Class A Shares, Stratus Government Securities Portfolio
Management Fees		0.50%
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses	[1]	0.95%
[1]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Government Securities Portfolio Retail Class A Shares, Stratus Government Securities Portfolio	391	579	782	1,368

Portfolio Turnover
The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6.96% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Government Securities Portfolio include:

• Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

• Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value. This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

• Normally maintaining an average dollar weighted maturity of between three and ten years.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

• Prepayment Risk. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

• Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

• Credit Risk. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio's return will be lower.

• U.S. Government Agency Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”). U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the credit of the agency or instrumentality issuing or guaranteeing the security. Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury. Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation. In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

• Mortgage-Backed Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans. Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks. Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities. Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury. During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities. Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

• Credit Quality. The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody's or Standard & Poor's. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities. Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite. Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

• Income Risk. Falling interest rates will cause the Portfolio's income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5, and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance. Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Calendar Year Total Returns

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was –1.37% (quarter ending June 30, 2004.

The year-to-date return as of June 30, 2011 for the Government Securities Portfolio was 2.16% .

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Stratus Government Securities Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Retail Class A Shares, Stratus Government Securities Portfolio	Return before Taxes		4.35%	4.85%	4.10%
Return after Taxes on Distributions Retail Class A Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions		3.39%	3.70%	2.85%
Return after Taxes on Distributions and Sale of Portfolio Shares Retail Class A Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions and Sale of Portfolio Shares		2.89%	3.17%	2.46%
Merrill Lynch Inter-Term Index	Merrill Lynch Inter-Term Index	(reflects no deduction for fees, expenses or taxes)	5.22%	5.43%	4.96%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Stratus Growth Portfolio
Fund Summary – Stratus Growth Portfolio
Investment Objective
The Growth Portfolio seeks capital appreciation and income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Stratus Growth Portfolio Retail Class A Shares, Stratus Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)		4.50%
Maximum Deferred Sales Charge		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none
Redemption Fee		none
Exchange Fee	[1]
[1]	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses	Stratus Growth Portfolio Retail Class A Shares, Stratus Growth Portfolio
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Growth Portfolio Retail Class A Shares, Stratus Growth Portfolio	563	790	1,036	1,736

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Growth Portfolio include:

• Investing primarily in a diversified portfolio of common stocks.

• Selecting equity securities, the majority of which pay dividends.

• Investing in medium and large capitalization companies.

• Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

• Issuer-Specific Risks. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

• Growth Investing. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance. Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was –20.39% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for the Growth Portfolio was 4.44%.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Stratus Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Retail Class A Shares, Stratus Growth Portfolio	Return before Taxes		9.77%	0.74%	0.89%
Return after Taxes on Distributions Retail Class A Shares, Stratus Growth Portfolio	Return after Taxes on Distributions		9.55%	0.18%	0.60%
Return after Taxes on Distributions and Sale of Portfolio Shares Retail Class A Shares, Stratus Growth Portfolio	Return after Taxes on Distributions and Sale of Portfolio Shares		8.12%	0.15%	0.51%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Stratus Government Securities Portfolio
Fund Summary – Stratus Government Securities Portfolio
Investment Objective
The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Portfolio Operating Expenses		Stratus Government Securities Portfolio Institutional Class Shares, Stratus Government Securities Portfolio
Management Fees		0.50%
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses	[1]	0.95%
[1]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Government Securities Portfolio Institutional Class Shares, Stratus Government Securities Portfolio	94	294	510	1,132

Portfolio Turnover
The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6.96% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Government Securities Portfolio include:

• Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

• Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value. This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

• Normally maintaining an average dollar weighted maturity of between three and ten years.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

• Prepayment Risk. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

• Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

• Credit Risk. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio’s return will be lower.

• U.S. Government Agency Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”). U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury. Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation. In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

• Mortgage-Backed Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans. Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks. Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities. Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury. During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities. Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

• Credit Quality. The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody’s or Standard & Poor’s. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities. Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite. Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

• Income Risk. Falling interest rates will cause the Portfolio’s income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Calendar Year Total Returns

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was -1.38% (quarter ending June 30, 2004).

The year-to-date return as of June 30, 2011 for the Government Securities Portfolio was 2.17%.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Stratus Government Securities Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Institutional Class Shares, Stratus Government Securities Portfolio	Return before Taxes		4.25%	4.83%	4.20%
Return after Taxes on Distributions Institutional Class Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions		3.33%	3.68%	2.90%
Return after Taxes on Distributions and Sale of Portfolio Shares Institutional Class Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions and Sale of Portfolio Shares		2.83%	3.16%	2.51%
Merrill Lynch Intermediate Term Index [Member]	Merrill Lynch Intermediate Term Index	(reflects no deduction for fees, expenses or taxes)	5.22%	5.43%	4.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Stratus Growth Portfolio
Fund Summary – Stratus Growth Portfolio
Investment Objective
The Growth Portfolio seeks capital appreciation and income.
Fee and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses	Stratus Growth Portfolio Institutional Class Shares, Stratus Growth Portfolio
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Growth Portfolio Institutional Class Shares, Stratus Growth Portfolio	118	368	637	1,405

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Growth Portfolio include:

• Investing primarily in a diversified portfolio of common stocks.

• Selecting equity securities, the majority of which pay dividends.

• Investing in medium and large capitalization companies.

• Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:

• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

• Issuer-Specific Risks. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

• Growth Investing. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was -20.35% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for Growth Portfolio was 4.37%.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Stratus Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Institutional Class Shares, Stratus Growth Portfolio	Return before Taxes		9.79%	0.72%	0.95%
Return after Taxes on Distributions Institutional Class Shares, Stratus Growth Portfolio	Return after Taxes on Distributions		9.58%	0.17%	0.67%
Return after Taxes on Distributions and Sale of Portfolio Shares Institutional Class Shares, Stratus Growth Portfolio	Return after Taxes on Distributions and Sales of Portfolio Shares		8.14%	0.14%	0.57%
S&P Index	S&P Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	STRATUS FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000870156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Summary - Retail Class A Shares | Stratus Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Stratus Government Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Fees and Expenses of the Portfolio	sfi870156_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Range of Exchange Fees [Text Block]	rr_ExpensesRangeOfExchangeFeesTextBlock	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	sfi870156_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6.96% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.96%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategies for the Government Securities Portfolio include:

• Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

• Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value. This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

• Normally maintaining an average dollar weighted maturity of between three and ten years.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

• Prepayment Risk. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

• Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

• Credit Risk. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio's return will be lower.

• U.S. Government Agency Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”). U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the credit of the agency or instrumentality issuing or guaranteeing the security. Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury. Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation. In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

• Mortgage-Backed Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans. Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks. Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities. Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury. During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities. Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

• Credit Quality. The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody's or Standard & Poor's. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities. Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite. Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

• Income Risk. Falling interest rates will cause the Portfolio's income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sfi870156_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5, and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance. Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5, and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results (before and after taxes) and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was –1.37% (quarter ending June 30, 2004.

The year-to-date return as of June 30, 2011 for the Government Securities Portfolio was 2.16% .

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Summary - Institutional Class Shares | Stratus Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Stratus Government Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Fees and Expenses of the Portfolio	sfi870156_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	sfi870156_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6.96% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.96%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategies for the Government Securities Portfolio include:

• Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

• Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value. This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

• Normally maintaining an average dollar weighted maturity of between three and ten years.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

• Prepayment Risk. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

• Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

• Credit Risk. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio’s return will be lower.

• U.S. Government Agency Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”). U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury. Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation. In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

• Mortgage-Backed Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans. Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks. Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities. Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury. During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities. Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

• Credit Quality. The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody’s or Standard & Poor’s. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities. Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite. Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

• Income Risk. Falling interest rates will cause the Portfolio’s income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sfi870156_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results (before and after taxes) and are not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was -1.38% (quarter ending June 30, 2004).

The year-to-date return as of June 30, 2011 for the Government Securities Portfolio was 2.17%.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Stratus Government Securities Portfolio | Retail Class A Shares, Stratus Government Securities Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee		[1]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	391
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,368
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.90%
2002	rr_AnnualReturn2002	6.35%
2003	rr_AnnualReturn2003	1.20%
2004	rr_AnnualReturn2004	1.56%
2005	rr_AnnualReturn2005	0.95%
2006	rr_AnnualReturn2006	3.78%
2007	rr_AnnualReturn2007	6.45%
2008	rr_AnnualReturn2008	6.17%
2009	rr_AnnualReturn2009	3.55%
2010	rr_AnnualReturn2010	4.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Institutional Class Shares, Stratus Government Securities Portfolio | Stratus Government Securities Portfolio
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	1,132
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.22%
2002	rr_AnnualReturn2002	6.69%
2003	rr_AnnualReturn2003	1.50%
2004	rr_AnnualReturn2004	1.61%
2005	rr_AnnualReturn2005	0.95%
2006	rr_AnnualReturn2006	3.79%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	6.17%
2009	rr_AnnualReturn2009	3.56%
2010	rr_AnnualReturn2010	4.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Stratus Government Securities Portfolio | Retail Class A Shares, Stratus Government Securities Portfolio | Return before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Institutional Class Shares, Stratus Government Securities Portfolio | Stratus Government Securities Portfolio | Return before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Stratus Government Securities Portfolio | Retail Class A Shares, Stratus Government Securities Portfolio | Return after Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Institutional Class Shares, Stratus Government Securities Portfolio | Stratus Government Securities Portfolio | Return after Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Stratus Government Securities Portfolio | Retail Class A Shares, Stratus Government Securities Portfolio | Return after Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Institutional Class Shares, Stratus Government Securities Portfolio | Stratus Government Securities Portfolio | Return after Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Stratus Government Securities Portfolio | Merrill Lynch Inter-Term Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch Inter-Term Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Stratus Government Securities Portfolio | Merrill Lynch Intermediate Term Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch Intermediate Term Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Summary - Retail Class A Shares | Stratus Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Stratus Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio seeks capital appreciation and income.
Fees and Expenses of the Portfolio	sfi870156_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Range of Exchange Fees [Text Block]	rr_ExpensesRangeOfExchangeFeesTextBlock	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	sfi870156_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.56%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategies for the Growth Portfolio include:

• Investing primarily in a diversified portfolio of common stocks.

• Selecting equity securities, the majority of which pay dividends.

• Investing in medium and large capitalization companies.

• Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing primarily in a diversified portfolio of common stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

• Issuer-Specific Risks. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

• Growth Investing. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sfi870156_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance. Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results (before and after taxes) and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was –20.39% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for the Growth Portfolio was 4.44%.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Summary - Institutional Class Shares | Stratus Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Stratus Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio seeks capital appreciation and income.
Fees and Expenses of the Portfolio	sfi870156_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	sfi870156_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.56%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategies for the Growth Portfolio include:

• Investing primarily in a diversified portfolio of common stocks.

• Selecting equity securities, the majority of which pay dividends.

• Investing in medium and large capitalization companies.

• Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing primarily in a diversified portfolio of common stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:

• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

• Issuer-Specific Risks. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

• Growth Investing. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sfi870156_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results (before and after taxes) and are not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was -20.35% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for Growth Portfolio was 4.37%.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Retail Class A Shares, Stratus Growth Portfolio | Stratus Growth Portfolio
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee		[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	563
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	1,736
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.39%)
2002	rr_AnnualReturn2002	(23.72%)
2003	rr_AnnualReturn2003	26.73%
2004	rr_AnnualReturn2004	13.70%
2005	rr_AnnualReturn2005	5.72%
2006	rr_AnnualReturn2006	7.51%
2007	rr_AnnualReturn2007	7.76%
2008	rr_AnnualReturn2008	(33.97%)
2009	rr_AnnualReturn2009	23.54%
2010	rr_AnnualReturn2010	9.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Institutional Class Shares, Stratus Growth Portfolio | Stratus Growth Portfolio
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	1,405
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.01%)
2002	rr_AnnualReturn2002	(23.26%)
2003	rr_AnnualReturn2003	26.68%
2004	rr_AnnualReturn2004	13.41%
2005	rr_AnnualReturn2005	5.71%
2006	rr_AnnualReturn2006	7.35%
2007	rr_AnnualReturn2007	7.79%
2008	rr_AnnualReturn2008	(34.00%)
2009	rr_AnnualReturn2009	23.61%
2010	rr_AnnualReturn2010	9.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail Class A Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.77%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Institutional Class Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Retail Class A Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return after Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Institutional Class Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return after Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Retail Class A Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return after Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Institutional Class Shares, Stratus Growth Portfolio | Stratus Growth Portfolio | Return after Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sales of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	0.57%
S&P 500 Index | Stratus Growth Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
S&P Index | Stratus Growth Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%

[1]	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.
[2]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[3]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[4]	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange